Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B Servicer’s Report

Collection Period Start	1-Jul-18	Distribution Date	15-Aug-18
Collection Period End	31-Jul-18	30/360 Days	30
Beg. of Interest Period	16-Jul-18	Actual/360 Days	30
End of Interest Period	15-Aug-18

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	564,394,383.99	509,421,173.41	0.3753583
Total Securities		1,357,159,875.53	564,394,383.99	509,421,173.41	0.3753583
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.351630%	160,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.500000%	388,000,000.00	250,234,508.46	195,261,297.88	0.5032508
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	54,973,210.58	312,793.14	141.6835324	0.8061679
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	54,973,210.58	442,934.81

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					8,164,559.40
Monthly Interest					2,998,275.71

Total Monthly Payments					11,162,835.11

Interest Rate Cap Payments					0.00

Advances:
Aggregate Monthly Payment Advances					359,223.24
Aggregate Sales Proceeds Advance					21,089,400.84

Total Advances					21,448,624.08

Vehicle Disposition Proceeds:
Reallocation Payments					38,677,472.44
Repurchase Payments					0.00
Net Auction Proceeds					0.00
Recoveries					0.00
Net Liquidation Proceeds					9,781,399.84
Excess Wear and Tear and Excess Mileage					459,589.15
Remaining Payoffs					0.00
Net Insurance Proceeds					636,551.07
Residual Value Surplus					2,592,863.00

Total Collections					84,759,334.69

		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)
Early Termination		22,460,760.77			1,473
Involuntary Repossession		353,844.67			24
Voluntary Repossession		55,378.00			4
Full Termination		15,788,997.00			1,121
Bankruptcty		18,492.00			1
Insurance Payoff			630,095.80		46
Customer Payoff				341,789.55	23
Grounding Dealer Payoff				7,850,959.46	465
Dealer Purchase				1,931,470.03	99

Total		38,677,472.44	630,095.80	10,124,219.04	3,256

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	34,003	675,496,067.12	7.00000%	564,394,383.99
Total Depreciation Received		(10,197,486.40)		(7,967,013.67)
Principal Amount of Gross Losses	(103)	(1,765,791.04)		(1,486,719.17)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,403)	(24,741,273.82)		(20,397,680.60)
Scheduled Terminations	(1,806)	(30,195,203.76)		(25,121,797.14)

Pool Balance - End of Period	30,691	608,596,312.10		509,421,173.41
Remaining Pool Balance
Lease Payment				66,551,484.58
Residual Value				442,869,688.83

Total				509,421,173.41

III. DISTRIBUTIONS

Total Collections					84,759,334.69
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					84,759,334.69

NISSAN AUTO LEASE TRUST 2016-B Service’s Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	621,615.97
3. Reimbursement of Sales Proceeds Advance	20,953,303.61
4. Servicing Fee:
Servicing Fee Due	470,328.65
Servicing Fee Paid	470,328.65
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	22,045,248.23

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00

Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00

Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	312,793.14

Class A-3 Notes Monthly Interest Paid	312,793.14
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67

Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	442,934.81
Total Note and Certificate Monthly Interest Paid	442,934.81
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	62,271,151.65
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	54,973,210.58

Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	54,973,210.58
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00

Remaining Available Collections	7,297,941.07

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	7,297,941.07
Gross Reserve Account Balance	27,655,339.20
Remaining Available Collections Released to Seller	7,297,941.07
Total Ending Reserve Account Balance	20,357,398.13

NISSAN AUTO LEASE TRUST 2016-B Service’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			6.34
Monthly Prepayment Speed			71%
Lifetime Prepayment Speed			79%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,145,746.18
Securitization Value of Defaulted Receivables and Casualty Receivables		1,486,719.17	103
Aggregate Defaulted and Casualty Gain (Loss)		(340,972.99)
Pool Balance at Beginning of Collection Period		564,394,383.99
Net Loss Ratio
Current Collection Period		-0.0604%
Preceding Collection Period		0.0132%
Second Preceding Collection Period		-0.0095%
Third Preceding Collection Period		0.0136%
Cumulative Net Losses for all Periods		0.2626%	3,564,155.65

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.85%	4,817,471.78	323
61-90 Days Delinquent	0.21%	1,185,314.17	76
91-120 Days Delinquent	0.09%	503,382.91	32
More than 120 Days	0.01%	50,315.13	3

Total Delinquent Receivables:	1.15%	6,556,483.99	434

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.31%	0.33%
Preceding Collection Period		0.29%	0.31%
Second Preceding Collection Period		0.24%	0.25%
Third Preceding Collection Period		0.19%	0.20%
60 Day Delinquent Receivables		2,082,018.10
Delinquency Percentage		0.37%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		38,249,757.77	2,594
Securitization Value		36,568,866.78	2,594

Aggregate Residual Gain (Loss)		1,680,890.99

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		339,657,054.86	23,746
Cumulative Securitization Value		348,455,603.33	23,746

Cumulative Residual Gain (Loss)		(8,798,548.47)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			29,901,814.67
Reimbursement of Outstanding Advance			20,953,303.61
Additional Advances for current period			21,089,400.84

Ending Balance of Residual Advance			30,037,911.90

Beginning Balance of Payment Advance			1,338,223.21
Reimbursement of Outstanding Payment Advance			621,615.97
Additional Payment Advances for current period			359,223.24

Ending Balance of Payment Advance			1,075,830.48

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO